Restatement of Previously Issued Financial Statements - Summary of restatements on the Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue, net	$ 4,858	$ 5,675	$ 14,070	$ 17,953	$ 22,355	$ 30,826
Total operating expenses						11,097
(Loss) income from operations	(3,062)	(4,319)	(9,468)	(13,748)	(19,745)	20,685
Total other (expense) income	(8,987)	(19,491)	(24,792)	(23,507)	(42,159)	(31,545)
Loss before income taxes	$ (12,049)	$ (23,810)	$ (34,260)	$ (37,255)	$ (61,904)	(10,860)
As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue, net						30,826
Total operating expenses						27,548
(Loss) income from operations						4,234
Total other (expense) income						(15,094)
Loss before income taxes						(10,860)
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenue, net
Total operating expenses						(16,451)
(Loss) income from operations						16,451
Total other (expense) income						(16,451)
Loss before income taxes